Trade and other receivables (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Trade and other receivables [abstract]
Trade receivables	[1]	S/ 81,299	S/ 68,529
Trade receivables, noncurrent	[1]
Indemnification from insurance	[1]	9,380
Other receivables from sale of fixed assets		3,574	2,780
Other receivables from sale of fixed assets , noncurrent		3,221	5,639
Accounts receivable from Parent company and affiliates		1,372	704
Accounts receivable from Parent company and affiliates, noncurrent
Loans to employees		1,091	1,972
Loans to employees , noncurrent
Interests receivables	[2]	159	114
Interests receivables, noncurrent	[2]
Funds restricted to tax payments		73	353
Funds restricted to tax payments , noncurrent
Other accounts receivable		2,036	4,069
Other accounts receivable , noncurrent
Allowance for doubtful accounts	[3]	(1,685)	(781)
Allowance for doubtful accounts, noncurrent	[3]
Financial assets classified as receivables	[4]	97,299	77,740
Financial assets classified as receivables, noncurrent	[4]	3,221	5,639
Value-added tax credit		2,177	2,752
Value-added tax credit , noncurrent		3,745	9,511
Tax refund receivable	[2]	42	629
Tax refund receivable, noncurrent	[2]	9,241	9,970
Non-financial assets classified as receivables		2,219	3,381
Non-financial assets classified as receivables, noncurrent		12,986	19,481
Trade and other current receivables		99,518	81,121
Trade and other current receivables , noncurrent		S/ 16,207	S/ 25,120

[1]	Trade account receivables are interest bearing and are generally 30-90 day terms.
[2]	As of December 31, 2017 and 2016, the Group had value-added tax refund receivables related to the operations of Dinoselva Iquitos S.A.C. of S/9,241,000 and S/9,970,000, respectively. These tax refund receivables are value-added tax credits originated from purchases made from 2005 to 2007 in the northeast region of Peru. The Group has a formal disagreement with the Peruvian tax authorities in connection with these refunds. In the Group's legal advisors opinion, the Group has strong basis to recover these tax refunds, however, they consider that such recovery will occur in the long-term, considering the long time that this kind of procedures last due to all instances and formal processes that have to be completed.
[3]	The movement of the allowance for doubtful accounts is as follows:
[4]	The aging analysis of trade and other accounts receivable as of December 31, 2017 and 2016, is as follows: